Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004


December 15, 2005

VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
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         Filing Pursuant to Rule 485(a)
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Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto.

This filing is being made for the purpose of introducing six new series to the
Trust: the Rydex S&P 500 Pure Growth ETF, Rydex S&P 500 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF and Rydex S&P SmallCap 600 Pure Value ETF.

Please contact me at 202.739.5684 if you have any questions or comments concerning this filing.

Sincerely,

/S/ Laura E. Flores
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Laura E. Flores